Checking Accounts (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Checking accounts [Line Items]
Banking accounts	R$ 11,410,673	R$ 10,972,294
Merchant's payment account	833,026	1,058,279
Net of checking accounts	R$ 12,243,699	R$ 12,030,573
Interest Rate CDI [Member]
Checking accounts [Line Items]
Interest rate in certificate of deposits - CDI	100.00%
Average interest rate (as a percent of CDI)	46.00%	58.00%